Consolidated Statement of Changes in Equity (Deficit) - USD ($) $ in Thousands		Share Capital	Share premium account	Secured convertible note	Other reserves [1]	Accumulated deficit	Accumulated other comprehensive loss	Total	Non-controlling interest	Total
Balance at Dec. 31, 2021		$ 1,011	$ 377,677		$ 42,749	$ (465,891)	$ (24,595)	$ (69,049)	$ (940)	$ (69,989)
Profit (loss) for the year						36,126		36,126		36,126
Transfer to reserves					2,994	(2,994)
Other comprehensive loss for the year							(3,495)	(3,495)	3	(3,492)
Non-controlling interest							3	3		3
Other						218		218		218
Balance at Dec. 31, 2022		1,011	377,677		45,743	(432,541)	(28,087)	(36,197)	(937)	(37,134)
Profit (loss) for the year						40,343		40,343		40,343
Treasury shares acquired	[2]		(2,184)					(2,184)		(2,184)
Transfer to reserves					4,495	(4,495)
Other comprehensive loss for the year							(2,150)	(2,150)	(9)	(2,159)
Non-controlling interest							(9)	(9)		(9)
Other						407		407		407
Balance at Dec. 31, 2023		1,011	375,493		50,238	(396,286)	(30,246)	210	(946)	(736)
Profit (loss) for the year						(68,300)		(68,300)		(68,300)
Treasury shares acquired	[2]		(823)					(823)		(823)
Effect of Master Termination and Release Agreement	[3]		18,161					18,161		18,161
Recognition of equity component of secured convertible note				186				186		186
Transfer to reserves					6,854	(6,854)
Other comprehensive loss for the year							(613)	(613)		(613)
Non-controlling interest
Other			20			18		38		38
Balance at Dec. 31, 2024		$ 1,011	$ 392,851	$ 186	$ 57,092	$ (471,422)	$ (30,859)	$ (51,141)	$ (946)	$ (52,087)

[1]	Includes the appropriate values from net income to comply with legal provisions related to asset protection according to applicable jurisdictions with cumulative earnings.
[2]	Comprises the cost of the Company’s shares acquired by the Group. As of December 31, 2024, the Group held $839,207 of the Company’s Ordinary Shares.
[3]	This amount is comprised by $13,090 of capitalization of certain liabilities with related parties according to the Master Termination and Release Agreement, see to Note 31. Related party transactions; and $5,071 of capitalization of a certain promissory note under the Contribution and Cancellation of Junior Unsecured Subordinated Promissory Note issued in 2024.